BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 8. BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS

The Company recognizes sales and cost of sales on long-term, fixed price contracts involving significant amounts of customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion.  Such amounts are included in the accompanying consolidated balance sheets under the caption “Billings in excess of costs and estimated earnings on uncompleted contracts”.

Costs and estimated earnings on uncompleted contracts and related amounts billed under contract provisions as of December 31, 2011 and 2010 are as follows:

($ in thousands)	December 31, 2011	December 31, 2010

Costs incurred on uncompleted contract	$619	$539
Estimated earnings	1,141	980
	1,760	1,519

Less: billings to date	(1,760)	(1,760)
Billings in excess of costs and estimated earnings on uncompleted contract	$—	$(241)